INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventories

	September 30,	December 31,
(in millions)	2012	2011
Crude oil and refinery feedstocks	$3.5	$9.1
Refined products	118.6	109.1
Merchandise	19.6	21.1
Supplies and sundry items	14.5	14.8

Total	$156.2	$154.1

(in millions)	December 31, 2011	December 31, 2010
Crude oil and refinery feedstocks	$9.1	$24.3
Refined products	109.1	102.7
Merchandise	21.1	14.8
Supplies and sundry items	14.8	14.6

Total	$154.1	$156.4